Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2012
Related Party Balances and Transactions

25. RELATED PARTY BALANCES AND TRANSACTIONS

Name of the related party	Relationship with the Group
iSoftStone Technologies Co., Ltd.	Equity method investment
Wuxi iCarnegie	Equity method investment
Shenke	Equity method investment
Chengdu-Medical	Equity method investment
Dalian iCarnegie	Equity method investment
Wuxi IoT	Equity method investment
iSS-Foshan	Equity method investment
Dynomedia, Inc.	Cost method investment

Details of related party balances as of December 31, 2011 and 2012 and transactions for the years ended December 31, 2010, 2011 and 2012 are as follows:

(1)	Amounts due from related parties:

	As of December 31,
	2011	2012
iSoftStone Technologies Co., Ltd. (i)	$91	$83
Wuxi iCarnegie (ii)	1,470	2,521
Shenke	7	7
Wuxi IoT	23	156
iSS-Foshan (iii)	—	1,071

Total	$1,591	$3,838

(i)	Amount due from iSoftStone Technologies Co., Ltd. represented a loan extended to iSoftStone Technologies Co., Ltd. by the Group. The loan amount is unsecured and bearing interest at 2.5% per annum.
(ii)	Amount due from Wuxi iCarnegie as of December 31, 2012 represented an unsecured loan of $520 extended to Wuxi iCarnegie by the Group with interest of 4.86% per annum and the course and training fee of $1,707 paid by the Group on behalf of Wuxi iCarnegie, and other prepayment on behalf of Wuxi iCarnegie of $294.
(iii)	Amount due from iSS-Foshan mainly represented project receivables.

(2)	Amounts due to related parties

	As of December 31,
	2011	2012
Wuxi iCarnegie	$94	$8

(3)	Sales to related parties

	For the year ended December 31,
	2010	2011	2012
Boxin	$225	$520	$—
Wuxi iCarnegie	28	—	43
Wuxi IoT	—	23	51
Shenke	—	20	—
iSS-Foshan	—	—	1,586
Chengdu-Medical	—	—	15

Total	$253	$563	$1,695

(4)	Purchase from related parties

	For the year ended December 31,
	2010	2011	2012
Wuxi iCarnegie (i)	$357	$1,159	$292
iSoftStone Technologies Co., Ltd.	—	153	—

Total	$357	$1,312	$292

(i)	The purchase from Wuxi iCarnegie in 2012 is mainly related to subcontracting cost.

(5)	Guarantee by the related parties

As of December 31, 2011 and 2012, certain short-term loans of the Group were guaranteed by a director of the Company as described in Note 12.